Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits expense [line items]
Employee profit sharing	$ 1,069	$ 1,068
Total employee benefits expense	35,807	32,115	$ 29,633
Cost of Goods Sold
Employee benefits expense [line items]
Wages and salaries	4,956	4,301	3,955
Social security costs	1,522	1,359	1,251
Employee profit sharing	145	57	89
Pension and seniority premium costs	2	52	69
Share-based payment expense	6	19	4
Selling and Distribution Expenses
Employee benefits expense [line items]
Wages and salaries	18,403	16,627	15,620
Social security costs	5,272	4,787	4,587
Employee profit sharing	862	959	551
Pension and seniority premium costs	250	235	261
Share-based payment expense	0	32	20
Administrative Expenses
Employee benefits expense [line items]
Wages and salaries	3,250	2,788	2,448
Social security costs	710	581	541
Employee profit sharing	62	52	33
Pension and seniority premium costs	47	41	38
Share-based payment expense	$ 320	$ 225	$ 166